5. DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Liabilities Tables
Derivative liabilities
Balance, December 31, 2010	$2,004,159

Fair value of warrants issued in private placements	325,176
Change in fair value of derivative liabilities	(1,806,379)
Foreign exchange effect on derivative liability	(38,719)

Balance, December 31, 2011	484,777

Fair value of warrants issued in private placements	226,400
Change in fair value of derivative liabilities	1,620,319
Foreign exchange effect on derivative liability	11,493

Balance, December 31, 2012	2,342,989

Fair value of warrants issued in private placements	969,502
Exercise of warrants – reclassification to additional paid-in-capital	(117,069)
Change in fair value of derivative liabilities	2,216,119
Foreign exchange effect on derivative liability	(232,635)

Balance, December 31, 2013	$5,178,906

Fair value of the derivative liabilities
	December 31,	December 31,	December 31,
	2013	2012	2011

Risk-free interest rate	1.13 to 2.77%	1.21 to 1.80%	0.86 to 0.92%
Expected life of derivative liability	1 to 10 yrs	2 to 10 yrs	1 to 9 yrs
Annualized volatility	144.2%	201.4%	106.5%
Dividend rate	0.00%	0.00%	0.00%